Provisions - Parenthetical Information Provisions (Detail: Text Values) € in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Provisions [Abstract]
Total Provisions recognized by the Group on balance sheet	€ 2,800		€ 2,800			€ 2,400
Expenses for civil litigation and regulatory enforcement matters included in general and administrative expenses	395	€ 116	461	€ 142
Civil litigation matters [Abstract]
Provisions	900		900			600
Regulatory enforcement matters [Abstract]
Provisions	600		600			€ 600
Legacy litigation and regulatory matters resolved [Abstract]
Settlement in a class action lawsuit, Jeffrey Epstein in US Dollar | $					$ 75
Polish Mortgage Matters [Abstract]
Reimbursement of the alleged overpayments related to Polish Mortgage Matters	€ 487		€ 487
Number of civil claims commenced in Polish courts	3,900		3,900		3,900
Provsions, Polish Mortgage Matters	€ 391		€ 391
Increase of provisions for reimbursement of the alleged overpayments of Polish Mortgage matters	€ 101		€ 114
Civil litigations in Southern District of Florida [Abstract]
Adverse jury trial verdict, Southern District of Florida | $					$ 95
DB US Consent order matter
Civil monetary penalty for the Db US consent order, in US dollor | $					186
of which for the alleged violations | $					140
of which for the unsafe and unsound practices | $					$ 46